Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Discount rate	4.18%	1.84%
Salary increase rate	2.31%	2.27%
Expected long-term rate of return on funds for the pension expense of the following year	2.66%	3.19%
Net periodic benefit cost, Discount rate	1.84%	1.45%	1.95%
Net periodic benefit cost, Salary increase rate	2.27%	2.43%	2.48%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	3.19%	3.44%	4.04%